Financial Instruments - VaR by Risk Factor (Detail) - CAD ($) $ in Millions	Jul. 31, 2019	Apr. 30, 2019	Jul. 31, 2018
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	$ 8.9	$ 8.5	$ 7.7
Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	8.7	6.2	6.8
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	6.3	6.5	7.8
Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	2.7	4.1	2.7
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	4.2	3.1	3.4
Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	3.3	2.6	1.6
Debt specific risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	3.3	3.7	3.4
Risk diversification effect [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	(11.3)	(12.0)	(7.3)
Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	11.1	10.0	11.5
Bank stressed risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	27.3	$ 32.0	$ 41.0
Weighted average [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	9.8
Weighted average [member] | Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	8.1
Weighted average [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	7.2
Weighted average [member] | Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	3.5
Weighted average [member] | Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	4.0
Weighted average [member] | Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	2.4
Weighted average [member] | Debt specific risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	3.8
Weighted average [member] | Risk diversification effect [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	(11.6)
Weighted average [member] | Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	11.9
Weighted average [member] | Bank stressed risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	37.3
Top of range [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	14.4
Top of range [member] | Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	10.6
Top of range [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	10.3
Top of range [member] | Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	7.8
Top of range [member] | Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	6.0
Top of range [member] | Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	3.5
Top of range [member] | Debt specific risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	4.8
Top of range [member] | Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	15.7
Top of range [member] | Bank stressed risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	48.9
Bottom of range [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	7.7
Bottom of range [member] | Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	5.3
Bottom of range [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	5.1
Bottom of range [member] | Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	1.0
Bottom of range [member] | Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	2.5
Bottom of range [member] | Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	1.3
Bottom of range [member] | Debt specific risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	2.0
Bottom of range [member] | Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	9.2
Bottom of range [member] | Bank stressed risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	$ 26.7